Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross		$ 56,928,634	$ 55,564,566
Less: accumulated amortization		(17,338,186)	(15,877,444)
Impairment		(36,419,179)	(28,614,264)
Intangible assets, net		3,171,269	11,072,858
Capitalized development costs [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross	[1]	12,534,364	11,995,622
Purchased software [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross		391,929	384,643
Software from business combinations [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross		$ 44,002,341	$ 43,184,301

[1]	The Group capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.